Goodwill, Net - Schedule of Goodwill, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 33,411	$ 15,765
Acquisition	55,632	16,192
Exchange differences	(2,502)	1,454
Ending balance	86,541	33,411
Accumulated impairment	(6,927)	(1,682)
Goodwill, net	$ 79,614	$ 31,729